PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,	December 31,
	2023	2022

Machinery and equipment, at cost	$11,800	$9,900
Accumulated depreciation	(6,822)	(4,620)
Property and equipment, net	$4,978	$5,280

Depreciation expense totaled $2,202 and $2,683 for the years ended December 31, 2023 and December 31, 2022, respectively.